Other (Expenses) Income (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Summary of Other (Expense) Income

	Year Ended December 31,
	2015	2014	2013
	$	$	$
Freight tax (expense) recovery	(3,339)	154	(594)
Gain on initial recognition of stock purchase warrant(note 8b)	—	3,420	—
Foreign exchange gain (loss)	252	138	(107)
Other (expense) income	(10)	93	(313)

Total	(3,097)	3,805	(1,014)